Class A – LSEAX

Class I – LSEIX

(a series of Northern Lights Fund Trust III)

Supplement dated September 4, 2014
to the Prospectus dated February 1, 2014

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Effective August 15, 2014, Arthur J. Holly has been added as a portfolio manager of the Persimmon Long/Short Fund (the “Fund”) and is, together with Greg Horn of Persimmon Capital Management, LP (the “Adviser”) and the portfolio managers from each sub-adviser, primarily responsible for the day-to-day management of the Fund.  Todd Dawes no longer serves as a portfolio manager of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following information replaces similar information related to the Adviser’s portfolio managers in the section titled “Management of the Fund” on page 6 of the Prospectus:

Management of the Fund:

Investment Adviser	Portfolio Manager	Title and Length of Service
Persimmon Capital Management, LP	Greg Horn	Portfolio Manager of the Fund since inception
	Arthur Holly	Portfolio Manager of the Fund since August 2014

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The following information replaces similar information related to the Adviser’s portfolio managers in the section titled “Portfolio Managers” on page 16 of the Prospectus:

Portfolio Managers: The Fund is managed on a day to day basis by the portfolio manager(s) listed below. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

Investment Adviser	Portfolio Manager	Experience over the last 5 years

Persimmon Capital Management, LP	Greg Horn	Portfolio Manager of the Fund since inception; President and CEO of the Adviser since 1998; Chief Investment Officer at Ashbridge Capital Management from 1992 to 1998.
Arthur Holly

Portfolio Manager of the Fund since 2014;  Chief Investment Officer and Managing Partner of the Adviser since 2014; Head of Investment Solutions, North America, for the Man Group plc. from 2008 to 2013; Director of Hedge Fund Development at Merrill Lynch from 2006-2007.

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You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2014, and supplements to the Prospectus and Statement of Additional Information, each dated June 5, 2014.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-888-985-9750.

Please retain this Supplement for future reference.

Class A – LSEAX

Class I – LSEIX

(a series of Northern Lights Fund Trust III)

Supplement dated September 4, 2014
to the Statement of Additional Information (“SAI”) dated February 1, 2014

______________________________________________________________________

Effective August 15, 2014, Arthur J. Holly has been added as a portfolio manager of the Persimmon Long/Short Fund (the “Fund”) and is, together with Greg Horn of Persimmon Capital Management, LP (the “Adviser”) and the portfolio managers from each sub-adviser, primarily responsible for the day-to-day management of the Fund.  Todd Dawes no longer serves as a portfolio manager of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following information replaces similar information related to the Adviser’s portfolio managers in the section entitled “Portfolio Managers” on page 31 of the SAI:

Representatives of the Adviser and the Sub-Advisers serve as portfolio managers of the Fund. The Fund’s portfolio managers are:

Investment Adviser	Portfolio Manager
Persimmon Capital Management, LP	Greg Horn
Arthur Holly

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The following information replaces similar information related to the Adviser’s portfolio managers in the section entitled “Portfolio Managers” on page 32 of the SAI:

As of September 30, 2013, they were responsible for the portfolio management of the following types of accounts in addition to the Fund:

Adviser Portfolio Managers:

Persimmon Capital Management, LP
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Greg Horn	None	$0	8	$75,800,000	19	$124,100,000
Arthur Holly*	None	$0	8	$75,800,000	19	$124,100,000

Of the accounts above, the following are subject to performance-based fees.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Greg Horn	None	$0	None	$0	None	$0
Arthur Holly*	None	$0	None	$0	None	$0

*Information provided for Arthur Holly is provided as of September 1, 2014.

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The following information replaces similar information related to the Adviser’s portfolio managers in the subsection entitled “Compensation” of the section entitled “Portfolio Managers” on page 35 of the SAI:

Compensation.

Persimmon Capital Management, LP

Messrs. Horn and Holly are each compensated through a combination of base salary, discretionary bonus and equity participation in the Adviser.

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The following information replaces similar information related to the Adviser’s portfolio managers in the subsection entitled “Ownership of Securities” of the section entitled “Portfolio Managers” on page 37 of the SAI:

Ownership of Securities.

The following table shows the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of September 30, 2013:

Portfolio Manager	Dollar Range of Shares Beneficially Owned
Greg Horn	Over $1,000,000
Arthur Holly*	None

*Information for Arthur Holly is provided as of September 1, 2014.

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You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2014, and supplements to the Prospectus and Statement of Additional Information, each dated June 5, 2014.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-888-985-9750.

Please retain this Supplement for future reference.